Other assets (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Abstract - Other assets
Prepaid expenses	R$ 351,627	R$ 321,830
Tax and contributions to be offset against future amounts payable	327,585	176,513
Commissions and bonus receivable	226,520	113,546
Transactions amount to settle	189,019	71,460
Sundry debtors	171,143	91,627
Pending settlements	148,613	277,953
Amount receivable from the sale of non-controlling interest in a subsidiary	109,682	87,318
Early settlement of credit operations	79,278	23,328
Unbilled services provided	55,659	31,870
Agreements on sales of properties receivable	45,961	38,467
Advanced Payment to Third Parties	29,690	23,911
Other Amounts	390,454	167,685
Total	R$ 2,125,231	R$ 1,425,508